Financial instruments (Details 2) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 496,262	$ 506,774
Group 1 [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	202,092	321,677
Group 2 [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	271,353	153,340
Group 3 [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 22,817	$ 31,757